Customer Trust Fund - Gross Unrealized Losses and Related Fair Value of Investment (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
Unrealized losses, less than 12 months	$ 2,400
Mortgage-backed Securities [Member] | Maximum [Member]
Debt Securities, Available-for-sale [Line Items]
Unrealized losses, less than 12 months	$ 50